Other Assets - Schedule of Other Assets (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Assets [Abstract]
Receivables from payment- processing- service providers				¥ 31,793	¥ 6,142
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses				28,580	7,428
Value-added tax receivable				13,352	162
Prepaid rental fee				9,046	1,118
Rental deposits refundable within one year				6,619	1,707
Prepaid advertising fees				5,856	286
Loans and advance to employees	[1]			4,972	808
Prepaid insurance fees				4,245
Prepayments of service fees				2,835	900
Prepaid interest and service fees to loan companies (Note 11)				321	2,933
Others				1,933	423
Total repayment and other current assets			$ 15,933	109,552	21,907
Non-current Long-term rental deposits				7,370	1,498
Prepayment for property and equipment		¥ 4,641
Total non-current			$ 1,747	¥ 12,011	¥ 1,498

[1]	Loans and advance to employees consists of 1) loans to the employees of RMB 4,959(US$721) for the payment of individual income tax for the granted options. These loans are interest free and will be repaid upon the options are exercised; and 2) advance to employees of RMB 13(US$2) for future travel and other business related purpose.